Financial Data by Segment and Geographic Area (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue by Solution	Revenue by solution is as follows:

	Nine Months Ended September 30,
	2018	2017
Cloud	$386.0	$288.0
Bureau	160.1	200.4

Total revenue	$546.1	$488.4
Revenue by solution is as follows:

	Year Ended December 31,
	2017	2016	2015
Cloud	$404.3	$297.8	$225.2
Bureau	266.5	325.6	386.4

Total revenue	$670.8	$623.4	$611.6

Schedule of Revenue by country	Revenue by country is as follows:

	Year Ended December 31,
	2017	2016	2015
United States	$465.2	$432.7	$420.0
Canada	203.4	189.0	190.8
Other	2.2	1.7	0.8

Total revenue	$670.8	$623.4	$611.6

Schedule of Long-Lived Assets	Long-lived assets by country is as follows:

	December 31,
	2017	2016
United States	$1,786.1	$1,788.3
Canada	480.6	450.6
Other	2.8	2.4

Total long-lived assets	$2,269.5	$2,241.3